Income tax - Schedule of Major Components of Deferred Tax Assets and Liabilities (Details) € in Millions, $ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets and liabilities	€ 15	$ 15	€ 7	$ 7	€ 6	€ 6
Intangible Assets
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets and liabilities	(61)		(42)
Share-based Compensation
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets and liabilities	27		14
Tax Losses Carried Forward
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets and liabilities	224		78
Property and Equipment
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets and liabilities	91		79
Unrealized Gains
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets and liabilities	(276)		(126)
Other
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets and liabilities	€ 10		€ 4